Stated capital (Details)		12 Months Ended					24 Months Ended
	Oct. 14, 2021 $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares		Dec. 31, 2022 USD ($) $ / shares shares		Dec. 31, 2021 USD ($) shares	Dec. 31, 2023 USD ($) $ / shares shares	Sep. 30, 2021 shares
Stated capital.
Beginning balance, Equity		$ 1,360,230,000	[1]	$ 1,743,556,000		$ 1,224,191,000	$ 1,743,556,000
Shares issued						349,846,000
Shares repurchased and canceled through buyback program		(10,037,000)
Ending balance, Equity		347,354,000		$ 1,360,230,000	[1]	1,743,556,000	347,354,000
Share capital		99,755,745					99,755,745
Share premium		$ 5,295,055,920					$ 5,295,055,920
Par value per share | $ / shares		$ 0.30		$ 0.30			$ 0.30
Votes per ordinary share							1
Number of shares offered in initial public offering | shares	18,000,000
Offering price per share in initial public offering | $ / shares	$ 21
Number of rights to shares through outstanding options that were not converted to ordinary shares in initial public offering | shares								7,940,413
Number of shares authorised | shares		1,700,000,000					1,700,000,000
Conversion ratio of old classes of ordinary shares into new class of ordinary shares	500
MTN Group | Bottom of range
Stated capital.
Percentage of voting rights held by entity		20.00%		20.00%			20.00%
Stated capital net of issue costs
Stated capital.
Beginning balance, Equity		$ 5,311,953,000		$ 5,223,484,000		4,530,870,000	$ 5,223,484,000
Shares issued						349,846,000
Shares issued on exercise of options		92,896,000		88,469,000		342,768,000
Shares repurchased and canceled through buyback program		(10,037,000)
Ending balance, Equity		$ 5,394,812,000		$ 5,311,953,000		$ 5,223,484,000	$ 5,394,812,000
Class A / ordinary shares
Stated capital.
Beginning Balance, Number of shares | shares		331,920,000		327,820,000		130,492,567,000	327,820,000
Reclassification of Class A and Class B shares to ordinary shares (in shares) | shares						16,558,927,000
Impact of reverse share split (in shares) | shares						(146,757,391,000)
Shares issued (in shares) | shares						18,000,000
Shares issued on exercise of options (in shares) | shares		2,478,000		4,100,000		15,717,000
Shares repurchased and canceled through buyback program (in shares) | shares		(1,879,000)
Ending Balance, Number of shares | shares		332,519,000		331,920,000		327,820,000	332,519,000
Class A / ordinary shares | Stated capital
Stated capital.
Beginning balance, Equity		$ 5,341,977,000		$ 5,253,508,000		$ 4,233,335,000	$ 5,253,508,000
Reclassification of Class A and Class B shares to ordinary shares						299,405,000
Shares issued						378,000,000
Shares issued on exercise of options		92,896,000		88,469,000		342,768,000
Shares repurchased and canceled through buyback program		(10,037,000)
Ending balance, Equity		5,424,836,000		5,341,977,000		5,253,508,000	5,424,836,000
Class A / ordinary shares | Stated capital net of issue costs
Stated capital.
Beginning balance, Equity		5,311,953,000		5,223,484,000		4,231,856,000	5,223,484,000
Reclassification of Class A and Class B shares to ordinary shares						299,014,000
Shares issued						378,000,000
Share issue costs						(28,154,000)
Shares issued on exercise of options		92,896,000		88,469,000		342,768,000
Shares repurchased and canceled through buyback program		(10,037,000)
Ending balance, Equity		$ 5,394,812,000		$ 5,311,953,000		$ 5,223,484,000	$ 5,394,812,000
Class B shares
Stated capital.
Beginning Balance, Number of shares | shares						16,558,927,000
Reclassification of Class A and Class B shares to ordinary shares (in shares) | shares						(16,558,927,000)
Class B shares | Stated capital
Stated capital.
Beginning balance, Equity						$ 299,405,000
Reclassification of Class A and Class B shares to ordinary shares						(299,405,000)
Class B shares | Stated capital net of issue costs
Stated capital.
Beginning balance, Equity						299,014,000
Reclassification of Class A and Class B shares to ordinary shares						$ (299,014,000)

[1]	Re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the MTN SA Acquisition in May 2022.